Annual Total Returns - Class A	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Invesco Advantage International Fund
Prospectus [Line Items]
Annual Return [Percent]	31.66%	5.50%	3.93%	(11.45%)	6.49%	11.77%	20.71%	(13.14%)	18.99%	6.45%
Invesco Asia Pacific Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	24.33%	9.58%	0.86%	(10.83%)	(6.06%)	25.72%	18.99%	(11.42%)	29.06%	7.48%
Invesco EQV International Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	15.90%	0.31%	17.53%	(18.53%)	5.52%	13.36%	27.95%	(15.34%)	22.63%	(0.88%)
Invesco Global Focus Fund
Prospectus [Line Items]
Annual Return [Percent]	14.03%	20.76%	36.99%	(37.89%)	3.52%	56.23%	31.60%	(9.94%)	25.08%	(0.82%)
Invesco Global Fund
Prospectus [Line Items]
Annual Return [Percent]	15.24%	16.27%	34.03%	(32.14%)	15.36%	27.61%	31.56%	(13.55%)	36.23%	0.16%
Invesco Global Opportunities Fund
Prospectus [Line Items]
Annual Return [Percent]	7.12%	(7.47%)	17.35%	(41.63%)	0.12%	39.58%	27.78%	(18.09%)	52.52%	10.70%
Invesco International Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	15.81%	(1.74%)	20.75%	(27.31%)	10.57%	21.91%	28.60%	(19.55%)	26.61%	(2.30%)
Invesco International Small-Mid Company Fund
Prospectus [Line Items]
Annual Return [Percent]	16.74%	(6.45%)	12.29%	(31.19%)	13.86%	24.78%	24.78%	(9.46%)	37.93%	(0.49%)
Invesco International Value Fund
Prospectus [Line Items]
Annual Return [Percent]	23.77%	(0.75%)	19.66%	(21.70%)	14.15%	(0.08%)	24.50%	(18.84%)	26.90%	(2.75%)